American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Large Cap Value ETF (AVIV)
May 31, 2025

Avantis International Large Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.4%
Australia — 5.5%
Ampol Ltd.	10,166	167,308
ANZ Group Holdings Ltd.	3,606	67,480
Aurizon Holdings Ltd.	436,843	830,730
Bank of Queensland Ltd.	10,690	53,822
BHP Group Ltd., ADR(1)	162,899	7,980,422
BlueScope Steel Ltd.	87,216	1,280,236
Brambles Ltd.	173,729	2,598,683
Challenger Ltd.	10,950	53,730
Coles Group Ltd.	203,445	2,833,399
Endeavour Group Ltd.	307,094	806,054
Evolution Mining Ltd.	481,558	2,764,928
Fortescue Ltd.	180,159	1,792,365
Harvey Norman Holdings Ltd.	75,648	255,454
James Hardie Industries PLC(2)	40,069	921,866
Medibank Pvt Ltd.	123,096	378,296
Mineral Resources Ltd.(1)(2)	26,987	385,829
National Australia Bank Ltd.	6,724	164,550
New Hope Corp. Ltd.	116,032	278,142
Northern Star Resources Ltd.	186,065	2,530,244
Orica Ltd.	49,037	594,045
Perseus Mining Ltd.	41,585	104,965
Qantas Airways Ltd.	23,047	157,507
QBE Insurance Group Ltd.	219,944	3,285,558
Rio Tinto Ltd.	26,886	1,955,176
Santos Ltd.	507,225	2,154,378
Telstra Group Ltd.	416,430	1,283,550
Wesfarmers Ltd.	52,821	2,826,261
Whitehaven Coal Ltd.	195,972	702,166
Woodside Energy Group Ltd.	23,712	340,486
Woodside Energy Group Ltd., ADR	10,782	154,506
Woolworths Group Ltd.	33,518	688,340
Yancoal Australia Ltd.	130,751	440,803
		40,831,279
Austria — 0.3%
ANDRITZ AG	128	8,856
CPI Europe AG(2)	120	2,433
Erste Group Bank AG	9,450	761,004
OMV AG	12,581	672,940
Raiffeisen Bank International AG	13,016	397,964
voestalpine AG	14,087	371,734
Wienerberger AG	1,758	65,074
		2,280,005
Belgium — 0.8%
Ackermans & van Haaren NV	1,920	489,037
Ageas SA	12,012	784,368
Bekaert SA	876	35,586
Colruyt Group NV	6,002	270,947
D'ieteren Group	1,716	352,378
KBC Ancora	4,080	296,824

KBC Group NV	14,163	1,400,199
Lotus Bakeries NV	29	300,308
Melexis NV	807	54,253
Proximus SADP	659	5,749
Solvay SA	13,721	451,247
UCB SA(1)	5,591	1,017,112
Umicore SA	14,107	155,222
		5,613,230
Canada — 11.0%
Agnico Eagle Mines Ltd.	27,523	3,244,359
Alamos Gold, Inc., Class A	81,519	2,111,113
Alimentation Couche-Tard, Inc.	8,056	417,666
ARC Resources Ltd.	106,380	2,223,178
Aritzia, Inc.(2)	15,676	760,755
B2Gold Corp.	40,769	136,951
Bank of Montreal	16,670	1,790,110
Bank of Nova Scotia	79,543	4,256,088
Barrick Mining Corp.	148,981	2,857,274
BCE, Inc.	5,573	121,421
BRP, Inc.	500	22,024
Canadian Imperial Bank of Commerce	68,848	4,687,193
Canadian National Railway Co.	25,952	2,728,047
Canadian Natural Resources Ltd.	129,028	3,917,803
Canadian Tire Corp. Ltd., Class A	2,585	328,486
Capital Power Corp.	34,874	1,398,416
Celestica, Inc. (Toronto)(2)	10,497	1,215,567
Cenovus Energy, Inc.	159,684	2,103,754
Definity Financial Corp.	12,790	694,510
Element Fleet Management Corp.	69,991	1,667,727
Empire Co. Ltd., Class A	26,598	1,026,630
Gildan Activewear, Inc.	2,455	114,311
iA Financial Corp., Inc.	18,545	1,888,081
IGM Financial, Inc.	4,502	143,719
Imperial Oil Ltd.	19,949	1,424,274
Intact Financial Corp.	5,120	1,161,593
Keyera Corp.	48,465	1,477,241
Kinross Gold Corp.	264,325	3,902,229
Loblaw Cos. Ltd.	12,960	2,186,489
Lundin Gold, Inc.	21,866	1,056,534
Lundin Mining Corp.	160,789	1,521,951
Magna International, Inc.	53,509	1,942,521
MEG Energy Corp.	49,201	861,156
National Bank of Canada	38,454	3,784,736
Nutrien Ltd.	60,411	3,569,151
Onex Corp.	8	594
Pan American Silver Corp.	80,292	1,958,227
Parkland Corp.	318	8,977
Royal Bank of Canada	35,564	4,507,598
Sun Life Financial, Inc.	1,660	106,929
Suncor Energy, Inc.	120,657	4,289,616
Toronto-Dominion Bank	60,987	4,211,563
Tourmaline Oil Corp.	54,313	2,449,002
Whitecap Resources, Inc.	162,868	1,015,885
		81,291,449

Denmark — 0.6%
AP Moller - Maersk AS, A Shares	48	85,732
AP Moller - Maersk AS, B Shares	77	139,497
Carlsberg AS, B Shares	2,509	359,143
Danske Bank AS	11,073	424,314
Genmab AS, ADR(2)	17,483	366,269
H Lundbeck AS	16,380	90,905
Jyske Bank AS	2,195	206,242
NKT AS(2)	2,378	203,792
Novo Nordisk AS, ADR	18,210	1,302,015
Novonesis Novozymes B, B Shares	4,251	299,527
Orsted AS(2)	5,108	209,921
Pandora AS	36	6,580
Ringkjoebing Landbobank AS	1,290	261,247
Rockwool AS, B Shares	3,490	165,608
Vestas Wind Systems AS	22,009	348,078
		4,468,870
Finland — 1.6%
Elisa OYJ	588	31,000
Hiab OYJ, B Shares	23,240	1,251,573
Huhtamaki OYJ	40,828	1,507,849
Kemira OYJ	45,058	990,762
Kesko OYJ, B Shares	191,720	4,636,463
Kojamo OYJ(1)(2)	789	9,471
Nokia OYJ, ADR(1)	38,516	201,054
Nordea Bank Abp	90,082	1,304,543
Stora Enso OYJ, R Shares(1)	333	3,367
UPM-Kymmene OYJ(1)	34,646	958,905
Wartsila OYJ Abp	40,727	816,574
		11,711,561
France — 9.2%
Airbus SE	17,185	3,160,742
ArcelorMittal SA, NY Shares(1)	75,998	2,324,019
Ayvens SA	9,391	95,426
Bouygues SA	60	2,616
Carrefour SA	112,632	1,684,339
Cie de Saint-Gobain SA	54,392	6,123,662
Cie Generale des Etablissements Michelin SCA	124,222	4,752,611
Dassault Aviation SA	3,742	1,361,033
Eiffage SA	18,338	2,522,314
FDJ UNITED	4,274	156,852
Gaztransport Et Technigaz SA	9,791	1,819,444
Getlink SE(2)	38,879	743,669
Ipsen SA(2)	6,336	746,000
JCDecaux SE	16,717	286,939
Kering SA	12,283	2,400,679
LVMH Moet Hennessy Louis Vuitton SE	10,260	5,565,093
Nexans SA	8,937	1,027,995
Orange SA	291,928	4,357,146
Renault SA	47,811	2,458,184
Safran SA	23,745	7,022,747
SEB SA	93	9,226
TotalEnergies SE, ADR	137,949	8,094,847
Ubisoft Entertainment SA(2)	7,784	89,160
Valeo SE	21,284	224,166

Vallourec SACA(1)	59,884	1,013,830
Verallia SA	21,044	668,080
Vinci SA	58,719	8,390,104
VusionGroup	1,806	466,764
		67,567,687
Germany — 9.6%
adidas AG	13,812	3,444,896
Aurubis AG	268	23,563
BASF SE	102,330	4,934,556
Bayer AG	140,340	3,951,065
Bayerische Motoren Werke AG	23,468	2,082,105
Bayerische Motoren Werke AG, Preference Shares	4,355	360,970
Bechtle AG	17,739	774,586
Brenntag SE	365	24,737
Commerzbank AG	12	365
Continental AG	6,667	584,705
Daimler Truck Holding AG	56,391	2,449,253
Deutsche Bank AG	72,745	2,020,856
Deutsche Lufthansa AG	158,393	1,267,589
Deutsche Post AG	79,292	3,558,058
Deutsche Telekom AG	256,965	9,730,858
Dr. Ing hc F Porsche AG, Preference Shares	4,751	229,157
Evonik Industries AG	879	19,050
Fielmann Group AG	1,903	121,039
Fraport AG Frankfurt Airport Services Worldwide(2)	857	59,502
FUCHS SE, Preference Shares	16,302	823,326
Hannover Rueck SE	5,203	1,645,222
Heidelberg Materials AG	8,086	1,584,947
HUGO BOSS AG	7,428	344,184
Infineon Technologies AG	12,233	475,616
KION Group AG	11,078	515,764
Knorr-Bremse AG	12,095	1,223,838
Krones AG	3,184	501,513
Mercedes-Benz Group AG	45,027	2,692,511
MTU Aero Engines AG	8,721	3,488,131
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,566	3,606,057
Rational AG	190	156,224
RENK Group AG	339	30,219
Rheinmetall AG	3,996	8,564,493
RWE AG	124,466	4,686,412
Schaeffler AG	19,610	94,414
Schott Pharma AG & Co. KGaA	841	27,241
Talanx AG	13,590	1,763,040
thyssenkrupp AG	200,481	1,952,349
Volkswagen AG	1,576	173,658
Volkswagen AG, Preference Shares	10,851	1,174,889
Zalando SE(2)	1,341	47,913
		71,208,871
Hong Kong — 1.7%
AIA Group Ltd.	189,600	1,578,254
Bank of East Asia Ltd.	199,157	280,177
BOC Hong Kong Holdings Ltd.	201,500	847,411
CK Asset Holdings Ltd.	90,000	371,767
CK Hutchison Holdings Ltd.	100,500	561,967
DFI Retail Group Holdings Ltd.	54,800	150,939

Hang Lung Group Ltd.	35,000	50,195
Hang Lung Properties Ltd.	233,000	183,496
Hang Seng Bank Ltd.	6,900	96,329
Henderson Land Development Co. Ltd.	73,000	227,823
Hong Kong Exchanges & Clearing Ltd.	51,400	2,571,250
Hongkong Land Holdings Ltd.	179,000	924,660
Hysan Development Co. Ltd.	33,000	54,221
Jardine Matheson Holdings Ltd.	19,800	883,208
Kerry Properties Ltd.	6,500	15,584
Man Wah Holdings Ltd.	262,800	138,922
New World Development Co. Ltd.(1)(2)	14,000	8,511
Pacific Basin Shipping Ltd.	38,000	9,366
Sands China Ltd.(2)	39,600	77,295
Sino Land Co. Ltd.	13,075	13,181
SITC International Holdings Co. Ltd.	41,000	130,831
Sun Hung Kai Properties Ltd.	77,500	832,479
SUNeVision Holdings Ltd.	8,000	6,844
Swire Pacific Ltd., Class A	4,500	38,333
Swire Properties Ltd.	8,000	17,527
Techtronic Industries Co. Ltd.	43,000	478,948
United Energy Group Ltd.	1,056,000	63,179
United Laboratories International Holdings Ltd.	284,000	528,190
WH Group Ltd.	1,183,000	1,088,073
Wharf Real Estate Investment Co. Ltd.	37,000	92,262
Xinyi Glass Holdings Ltd.(1)	318,913	302,754
Yue Yuen Industrial Holdings Ltd.	123,500	185,553
		12,809,529
Ireland — 0.3%
AIB Group PLC	91,157	719,204
Bank of Ireland Group PLC	65,689	901,833
Cairn Homes PLC	192,486	477,629
Kingspan Group PLC	513	44,061
		2,142,727
Israel — 0.9%
Bank Hapoalim BM	65,950	1,106,401
Bank Leumi Le-Israel BM	86,761	1,400,175
Bezeq The Israeli Telecommunication Corp. Ltd.	284,158	443,915
Delek Group Ltd.	761	134,239
First International Bank Of Israel Ltd.	7,488	471,402
ICL Group Ltd.	40,766	269,089
Israel Corp. Ltd.	203	63,462
Israel Discount Bank Ltd., A Shares	125,606	1,069,709
Mizrahi Tefahot Bank Ltd.	12,777	732,288
Phoenix Financial Ltd.	31,254	753,497
		6,444,177
Italy — 4.2%
Banca Popolare di Sondrio SpA	131,512	1,774,896
BPER Banca SpA	451,016	4,006,226
Brunello Cucinelli SpA	4,653	573,441
Credito Emiliano SpA	7,482	102,820
Eni SpA, ADR(1)	137,960	4,078,098
Ferrari NV	306	146,462
Fincantieri SpA(2)	19,430	347,276
FinecoBank Banca Fineco SpA	8,071	174,543
Intesa Sanpaolo SpA	873,671	4,877,465

Iveco Group NV	112,016	2,230,566
Poste Italiane SpA	70,001	1,519,872
Saipem SpA(1)	545,500	1,352,824
Stellantis NV	219,306	2,235,489
Tenaris SA, ADR	162	5,419
UniCredit SpA	116,356	7,482,444
		30,907,841
Japan — 19.4%
Acom Co. Ltd.	13,000	37,247
Aeon Co. Ltd.	61,800	1,899,926
Aeon Mall Co. Ltd.	28,700	571,411
AGC, Inc.	36,500	1,082,680
Air Water, Inc.	38,700	540,080
Aisin Corp.	71,100	904,699
Alfresa Holdings Corp.	33,000	444,315
Amada Co. Ltd.	1,200	12,262
ANA Holdings, Inc.	26,900	532,648
Asahi Kasei Corp.	187,800	1,319,655
Astellas Pharma, Inc.	94,300	931,460
Bandai Namco Holdings, Inc.	51,600	1,639,410
Bridgestone Corp.	39,100	1,678,760
Brother Industries Ltd.	37,700	643,398
Calbee, Inc.	300	5,917
Canon Marketing Japan, Inc.	13,000	482,386
Central Japan Railway Co.	59,900	1,308,558
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,302
COMSYS Holdings Corp.	21,400	490,665
Cosmo Energy Holdings Co. Ltd.	7,600	320,562
Credit Saison Co. Ltd.	22,000	598,633
Daicel Corp.	29,400	250,693
Daido Steel Co. Ltd.	9,300	62,838
Dai-ichi Life Holdings, Inc.	265,300	2,070,797
Daiichi Sankyo Co. Ltd.	19,100	508,325
Daikin Industries Ltd.	13,700	1,558,795
Daito Trust Construction Co. Ltd.	6,500	732,185
Daiwa House Industry Co. Ltd.	38,000	1,281,206
Denso Corp.	8,200	110,707
Dexerials Corp.	7,600	110,534
DMG Mori Co. Ltd.	300	6,410
East Japan Railway Co.	102,400	2,146,079
Ebara Corp.	57,500	919,526
Electric Power Development Co. Ltd.	37,400	628,440
ENEOS Holdings, Inc.	325,000	1,539,882
EXEO Group, Inc.	29,100	370,883
Fuji Electric Co. Ltd.	17,400	768,590
Furukawa Electric Co. Ltd.	16,200	769,425
Fuyo General Lease Co. Ltd.	4,400	121,567
GMO internet group, Inc.	16,100	391,305
GMO Payment Gateway, Inc.	300	18,337
Hitachi Construction Machinery Co. Ltd.	22,400	680,781
Hitachi Ltd.	212,300	5,914,743
Honda Motor Co. Ltd., ADR(1)	100,056	3,053,709
Horiba Ltd.	1,900	135,190
Ibiden Co. Ltd.	14,200	576,909
Idemitsu Kosan Co. Ltd.	155,000	944,112

IHI Corp.	23,800	2,290,749
Iida Group Holdings Co. Ltd.	24,800	347,842
INFRONEER Holdings, Inc.	19,900	162,288
Inpex Corp.	125,800	1,682,168
Internet Initiative Japan, Inc.	20,100	387,523
Isuzu Motors Ltd.	77,900	1,052,963
J Front Retailing Co. Ltd.	61,900	866,916
Japan Airlines Co. Ltd.	27,700	560,422
Japan Airport Terminal Co. Ltd.	12,000	371,756
Japan Petroleum Exploration Co. Ltd.	1,000	6,927
Japan Post Holdings Co. Ltd.	57,300	561,452
JFE Holdings, Inc.	109,100	1,293,665
JTEKT Corp.	38,900	305,717
Kandenko Co. Ltd.	5,200	107,043
Kawasaki Heavy Industries Ltd.	29,800	2,089,715
KDDI Corp.	219,000	3,791,002
Keihan Holdings Co. Ltd.	26,300	573,007
Kintetsu Group Holdings Co. Ltd.	37,900	745,459
Koito Manufacturing Co. Ltd.	200	2,531
Komatsu Ltd.	16,600	504,494
Kubota Corp.(1)	84,300	967,072
Kuraray Co. Ltd.	59,900	758,418
Kurita Water Industries Ltd.	10,600	395,516
Kyushu Railway Co.	27,400	735,620
Lixil Corp.	49,800	560,533
Marui Group Co. Ltd.	23,100	472,461
Mazda Motor Corp.	94,600	593,401
MEIJI Holdings Co. Ltd.	900	20,124
Mercari, Inc.(1)(2)	17,500	289,231
Mitsubishi Chemical Group Corp.	181,700	967,194
Mitsubishi Corp.	10,300	208,353
Mitsubishi HC Capital, Inc.	119,000	873,805
Mitsubishi Motors Corp.	119,900	359,895
Mitsui Chemicals, Inc.	23,300	529,297
Miura Co. Ltd.	16,200	340,436
MS&AD Insurance Group Holdings, Inc.	83,200	1,981,695
Nagase & Co. Ltd.	400	7,596
Nagoya Railroad Co. Ltd.	17,900	202,205
NGK Insulators Ltd.	47,100	585,984
NH Foods Ltd.	8,100	284,806
NHK Spring Co. Ltd.	42,900	474,800
Nichirei Corp.	29,600	381,554
Nifco, Inc.	9,600	230,141
Nikkon Holdings Co. Ltd.	1,000	22,227
NIPPON EXPRESS HOLDINGS, Inc.	49,200	912,815
Nippon Steel Corp.	98,200	1,975,315
Nippon Telegraph & Telephone Corp.	1,907,400	2,123,686
Nippon Yusen KK	43,800	1,597,068
Nissan Motor Co. Ltd.(1)(2)	278,800	707,258
Nisshin Seifun Group, Inc.	11,900	143,500
Niterra Co. Ltd.	26,300	845,074
Nitto Denko Corp.	83,300	1,515,250
NOK Corp.	14,900	219,016
Oji Holdings Corp.	142,000	673,609
Ono Pharmaceutical Co. Ltd.	72,100	785,044

Open House Group Co. Ltd.	9,000	388,867
ORIX Corp., ADR	65,382	1,390,021
PAL GROUP Holdings Co. Ltd.	800	19,661
Panasonic Holdings Corp.	44,700	512,327
Park24 Co. Ltd.	600	8,339
Persol Holdings Co. Ltd.	285,300	532,778
Resonac Holdings Corp.	24,700	541,342
Ricoh Co. Ltd.	73,600	686,260
Round One Corp.	7,500	57,623
Sankyu, Inc.	300	14,430
Santen Pharmaceutical Co. Ltd.	24,100	268,093
SBI Holdings, Inc.	43,700	1,323,480
Seibu Holdings, Inc.	300	7,930
Seiko Epson Corp.	21,500	278,178
Seino Holdings Co. Ltd.	18,100	272,001
Sekisui Chemical Co. Ltd.	1,500	26,058
Seven Bank Ltd.	66,400	127,733
SG Holdings Co. Ltd.	55,400	539,206
Sharp Corp.(2)	40,600	207,901
Socionext, Inc.	14,200	208,401
Sojitz Corp.	2,420	59,687
Sompo Holdings, Inc.	75,100	2,272,628
Sony Group Corp., ADR(1)	318,071	8,390,713
Subaru Corp.	72,800	1,336,394
Sugi Holdings Co. Ltd.	18,500	406,432
Sumitomo Chemical Co. Ltd.	121,600	291,591
Sumitomo Electric Industries Ltd.	82,400	1,728,400
Sumitomo Mitsui Financial Group, Inc., ADR(1)	242,744	3,740,685
Sumitomo Rubber Industries Ltd.	40,600	504,828
Suzuken Co. Ltd.	8,200	302,100
Suzuki Motor Corp.	188,800	2,396,072
Taiheiyo Cement Corp.	26,900	688,117
Taisei Corp.	26,800	1,493,799
Taiyo Yuden Co. Ltd.	1,000	16,691
Takashimaya Co. Ltd.	47,700	380,197
TDK Corp.	179,600	1,966,659
Toho Holdings Co. Ltd.	400	12,639
Tokio Marine Holdings, Inc.	99,500	4,208,084
Tokyo Century Corp.	26,800	283,490
Tokyo Metro Co. Ltd.	49,300	622,733
Tokyo Tatemono Co. Ltd.	900	15,940
Tokyu Corp.	86,500	1,050,253
Tokyu Fudosan Holdings Corp.	62,700	456,832
Tomy Co. Ltd.	200	4,238
Toray Industries, Inc.	189,300	1,305,941
Tosoh Corp.	47,400	701,498
Toyo Seikan Group Holdings Ltd.	14,300	280,448
Toyo Tire Corp.	28,100	583,201
Toyoda Gosei Co. Ltd.	9,700	187,868
Toyota Boshoku Corp.	18,800	268,014
Toyota Motor Corp., ADR(1)	49,168	9,369,946
Toyota Tsusho Corp.	59,300	1,253,208
Tsuruha Holdings, Inc.(1)	4,300	337,472
Unicharm Corp.	85,000	676,134
USS Co. Ltd.	2,000	21,670

Welcia Holdings Co. Ltd.	28,500	504,988
West Japan Railway Co.	60,700	1,308,100
Yamada Holdings Co. Ltd.	68,200	204,860
Yamaha Motor Co. Ltd.	146,500	1,124,157
Yamazaki Baking Co. Ltd.	17,800	400,333
Yaoko Co. Ltd.	4,600	299,657
Yokogawa Electric Corp.	27,600	676,640
Yokohama Rubber Co. Ltd.	26,900	676,228
Zensho Holdings Co. Ltd.	7,000	382,421
		143,166,195
Netherlands — 2.8%
ABN AMRO Bank NV, CVA	38,314	990,396
AerCap Holdings NV	15,917	1,842,074
ASML Holding NV, NY Shares	7,178	5,288,535
ASR Nederland NV	18,100	1,160,631
Coca-Cola Europacific Partners PLC	593	54,431
Heineken NV	72	6,423
ING Groep NV, ADR	113,608	2,415,306
InPost SA(2)	15,810	259,848
Koninklijke Ahold Delhaize NV	58,940	2,487,504
Koninklijke KPN NV(1)	354,444	1,666,407
NN Group NV	28,063	1,765,769
OCI NV(2)	2,227	19,363
Universal Music Group NV(1)	31,534	1,009,008
Wolters Kluwer NV	8,542	1,514,749
		20,480,444
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	18,203
Auckland International Airport Ltd.	31,558	142,374
Chorus Ltd.	22,363	108,888
Fisher & Paykel Healthcare Corp. Ltd.	24,583	534,988
Fletcher Building Ltd.(2)	157,755	296,209
Meridian Energy Ltd.	78,690	257,639
Ryman Healthcare Ltd.(1)(2)	48,565	60,811
Spark New Zealand Ltd.(1)	88,573	117,735
		1,536,847
Norway — 0.7%
Aker Solutions ASA	496	1,619
BW LPG Ltd.	17,496	178,998
DNB Bank ASA	52,233	1,397,014
DOF Group ASA	609	5,311
Equinor ASA, ADR	58,572	1,375,856
Frontline PLC(1)	434	7,933
Norsk Hydro ASA	2,149	11,781
Protector Forsikring ASA	448	17,741
SpareBank 1 SMN	17,159	323,652
Stolt-Nielsen Ltd.	298	7,462
Storebrand ASA	50,665	663,774
Subsea 7 SA	19,022	323,910
TGS ASA	2,682	22,066
Vend Marketplaces ASA, B Shares	30	952
Wallenius Wilhelmsen ASA	19,768	154,334
Yara International ASA	18,410	660,482
		5,152,885

Portugal — 0.1%
Banco Comercial Portugues SA, R Shares	630,359	491,713
Galp Energia SGPS SA	30,230	483,961
NOS SGPS SA	54	236
		975,910
Singapore — 1.4%
ComfortDelGro Corp. Ltd.	408,300	449,225
DBS Group Holdings Ltd.	97,350	3,358,817
Golden Agri-Resources Ltd.	37,500	7,259
Hafnia Ltd.	62,277	314,606
Jardine Cycle & Carriage Ltd.	7,200	136,348
Oversea-Chinese Banking Corp. Ltd.	22,800	286,371
Singapore Airlines Ltd.(1)	71,600	395,057
Singapore Exchange Ltd.	62,200	675,528
United Overseas Bank Ltd.	106,600	2,928,273
Venture Corp. Ltd.	21,500	184,290
Wilmar International Ltd.	305,000	720,385
Yangzijiang Shipbuilding Holdings Ltd.	683,400	1,119,622
		10,575,781
Spain — 3.9%
Aena SME SA	1,897	510,360
Banco Bilbao Vizcaya Argentaria SA, ADR	669,915	10,075,521
Banco de Sabadell SA	1,543,916	4,915,023
Ferrovial SE	91,441	4,658,438
Industria de Diseno Textil SA	63,976	3,465,918
Repsol SA(1)	348,243	4,691,858
Telefonica SA, ADR(1)	106,980	568,064
		28,885,182
Sweden — 2.1%
AAK AB	1,092	30,496
Atlas Copco AB, A Shares	60,760	975,978
Atlas Copco AB, B Shares	35,296	502,466
Avanza Bank Holding AB	21,483	765,628
Axfood AB(1)	12,630	368,531
Boliden AB(2)	34,448	1,076,957
Electrolux AB, B Shares(1)(2)	42,920	279,853
Elekta AB, B Shares	1,732	9,119
Embracer Group AB(1)(2)	26,053	317,104
Epiroc AB, A Shares(1)	45,901	1,025,881
Epiroc AB, B Shares	18,522	362,100
Essity AB, B Shares	33,085	967,877
H & M Hennes & Mauritz AB, B Shares(1)	46,382	663,844
Husqvarna AB, B Shares	9,489	47,952
Loomis AB	9,011	348,592
Nordnet AB publ	21,422	580,220
Paradox Interactive AB	4,076	81,669
Peab AB, Class B	20,402	175,046
Saab AB, Class B	25,571	1,292,240
Sandvik AB	4,490	98,006
Sinch AB(2)	10	27
Skandinaviska Enskilda Banken AB, A Shares	10,334	172,425
SKF AB, B Shares(1)	27,941	614,600
SSAB AB, A Shares	27,343	165,012
SSAB AB, B Shares	82,285	488,793
Svenska Handelsbanken AB, A Shares	51,521	688,358

Swedbank AB, A Shares	39,053	1,057,452
Telefonaktiebolaget LM Ericsson, ADR	172,795	1,461,846
Telia Co. AB	231,324	894,535
Trelleborg AB, B Shares(1)	66	2,415
Truecaller AB, B Shares	11,242	75,804
Volvo AB, A Shares	224	6,222
Volvo AB, B Shares	76	2,106
Volvo Car AB, Class B(1)(2)	36,514	66,095
		15,665,249
Switzerland — 8.4%
Accelleron Industries AG	6,372	367,969
Baloise Holding AG	4,343	1,030,694
Banque Cantonale Vaudoise(1)	1,569	181,780
DKSH Holding AG	5,800	452,939
Emmi AG	128	130,067
EMS-Chemie Holding AG(1)	383	291,044
Flughafen Zurich AG	4,703	1,304,971
Georg Fischer AG(1)	737	58,978
Helvetia Holding AG	5,836	1,383,361
Holcim AG(2)	30,277	3,354,999
Julius Baer Group Ltd.	32,500	2,143,466
Kuehne & Nagel International AG	4,726	1,063,428
Novartis AG, ADR	103,697	12,003,965
Roche Holding AG	38,645	12,518,936
Roche Holding AG, Bearer Shares	1,775	606,507
SFS Group AG	4,714	668,528
Siegfried Holding AG(2)	160	18,804
Stadler Rail AG	3,143	79,974
Swatch Group AG	376	12,990
Swiss Life Holding AG	3,949	3,944,019
Swiss Re AG	30,983	5,474,501
Swisscom AG	4,647	3,196,429
Swissquote Group Holding SA	1,858	1,113,864
UBS Group AG	94,120	3,001,487
Vontobel Holding AG	587	44,135
Zurich Insurance Group AG	11,291	7,919,932
		62,367,767
United Kingdom — 14.7%
3i Group PLC	208,112	11,430,578
Admiral Group PLC	48,477	2,189,755
Ashtead Group PLC	78,268	4,583,020
AstraZeneca PLC, ADR	1	73
Beazley PLC	121,994	1,554,582
BP PLC, ADR	199,639	5,809,495
BT Group PLC	1,387,727	3,359,918
Carnival PLC, ADR(1)(2)	19,489	407,515
Coca-Cola HBC AG(2)	1,834	95,574
easyJet PLC	143,655	1,117,757
Games Workshop Group PLC	5,052	1,043,816
GSK PLC, ADR	167,125	6,857,139
Hikma Pharmaceuticals PLC	8,310	239,871
Howden Joinery Group PLC	198,959	2,308,806
HSBC Holdings PLC, ADR(1)	214,301	12,703,763
J Sainsbury PLC	272,959	1,049,801
JD Sports Fashion PLC	752,554	853,495

JET2 PLC	11,119	278,540
Kingfisher PLC	84,166	315,068
Legal & General Group PLC	947,247	3,178,155
Lloyds Banking Group PLC, ADR	138,214	581,881
Marks & Spencer Group PLC	965,755	4,874,889
NatWest Group PLC, ADR(1)	35,402	506,249
Next PLC	32,948	5,718,024
Reckitt Benckiser Group PLC	107,734	7,323,492
Rightmove PLC	251,798	2,537,205
Rio Tinto PLC, ADR	12,137	721,302
Shell PLC, ADR	200,677	13,288,831
Softcat PLC	24,236	586,272
St. James's Place PLC	52,303	785,993
Standard Chartered PLC	253,983	3,962,451
Tesco PLC	903,487	4,727,608
Vodafone Group PLC, ADR	357,599	3,697,574
		108,688,492
TOTAL COMMON STOCKS (Cost $645,395,248)		734,771,978
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	849,975	849,975
State Street Navigator Securities Lending Government Money Market Portfolio(3)	34,626,827	34,626,827
TOTAL SHORT-TERM INVESTMENTS (Cost $35,476,802)		35,476,802
TOTAL INVESTMENT SECURITIES — 104.2% (Cost $680,872,050)		770,248,780
OTHER ASSETS AND LIABILITIES — (4.2)%		(30,770,341)
TOTAL NET ASSETS — 100.0%		$739,478,439

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.6%
Industrials	18.4%
Consumer Discretionary	12.5%
Materials	10.6%
Energy	9.8%
Consumer Staples	6.0%
Health Care	6.0%
Communication Services	5.4%
Information Technology	2.3%
Utilities	1.0%
Real Estate	0.8%
Short-Term Investments	4.8%
Other Assets and Liabilities	(4.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $41,709,184. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,877,795, which includes securities collateral of $8,250,968.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$8,134,928	$32,696,351	—
Austria	—	2,280,005	—
Belgium	—	5,613,230	—
Canada	—	81,291,449	—
Denmark	1,668,284	2,800,586	—
Finland	201,054	11,510,507	—
France	10,418,866	57,148,821	—
Germany	2,020,856	69,188,015	—
Hong Kong	—	12,809,529	—
Ireland	—	2,142,727	—
Israel	—	6,444,177	—
Italy	4,083,517	26,824,324	—
Japan	25,945,074	117,221,121	—
Netherlands	9,600,346	10,880,098	—
New Zealand	—	1,536,847	—
Norway	1,383,789	3,769,096	—
Portugal	—	975,910	—
Singapore	—	10,575,781	—
Spain	10,643,585	18,241,597	—
Sweden	1,461,846	14,203,403	—
Switzerland	15,005,452	47,362,315	—
United Kingdom	44,573,822	64,114,670	—
Short-Term Investments	35,476,802	—	—
	$170,618,221	$599,630,559	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.